Shareholder Report	6 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000237963
Shareholder Report [Line Items]
Fund Name	Westwood Salient MLP & Energy Infrastructure Fund
Class Name	A Class Shares
Trading Symbol	SMAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$68	1.37%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Salient MLP and Energy Infrastructure Fund (SMAPX) returned 18.79% for the trailing six-month period ending June 30, 2024. The Fund slightly underperformed its benchmark, the Alerian Midstream Energy Select Index, by 12 bps for the period and was mainly driven by stock selection within the Gathering & Processing, Crude & Refined Products and Natural Gas Pipelines sub-sectors. In addition, the Fund’s overweight position in Gathering & Processing was a positive contributor to performance as the sub-sector was the best performer within the index, returning over 30% for the period.

The Fund’s overweight positions to the underperforming Liquefied Natural Gas and Renewables sub-sectors were the main detractors to relative performance for the period. Furthermore, some of the Fund’s Renewable holdings produced negative absolute returns for the period as the sub-sector continued to struggle in the higher interest rate environment. While we’re disappointed by the performance of the holdings in the sub-sector, we continue to believe that the secular opportunities in renewable energy will remain robust in the years ahead.

Material Change Date	Jun. 30, 2024
AssetsNet	$ 1,040,569,480	$ 1,040,569,480
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount	$ 4,195,605
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,040,569,480 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$4,195,605 Portfolio Turnover39%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.6%
Master Limited Partnerships	24.4%
MLP Related Companies	70.9%
Money Market Funds	0.1%
Special Purpose Acquisition Companies	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.8%
Plains GP Holdings, L.P. - Class A	7.9%
Cheniere Energy, Inc.	7.2%
ONEOK, Inc.	7.1%
Targa Resources Corporation	5.4%
Williams Companies, Inc. (The)	4.8%
Enterprise Products Partners, L.P.	4.7%
Hess Midstream, L.P. - Class A	4.5%
MPLX, L.P.	4.5%
Kinetik Holdings, Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/energy-infrastructure-fund/
C000237961
Shareholder Report [Line Items]
Fund Name	Westwood Salient MLP & Energy Infrastructure Fund
Class Name	C Class Shares
Trading Symbol	SMFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$105	2.12%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Salient MLP and Energy Infrastructure Fund (SMFPX) returned 18.17% for the trailing six-month period ending June 30, 2024. The Fund slightly underperformed its benchmark, the Alerian Midstream Energy Select Index, by 74 bps for the period and was mainly driven by stock selection within the Gathering & Processing, Crude & Refined Products and Natural Gas Pipelines sub-sectors. In addition, the Fund’s overweight position in Gathering & Processing was a positive contributor to performance as the sub-sector was the best performer within the index, returning over 30% for the period.

The Fund’s overweight positions to the underperforming Liquefied Natural Gas and Renewables sub-sectors were the main detractors to relative performance for the period. Furthermore, some of the Fund’s Renewable holdings produced negative absolute returns for the period as the sub-sector continued to struggle in the higher interest rate environment. While we’re disappointed by the performance of the holdings in the sub-sector, we continue to believe that the secular opportunities in renewable energy will remain robust in the years ahead.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 1,040,569,480	$ 1,040,569,480
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount	$ 4,195,605
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,040,569,480 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$4,195,605 Portfolio Turnover39%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.6%
Master Limited Partnerships	24.4%
MLP Related Companies	70.9%
Money Market Funds	0.1%
Special Purpose Acquisition Companies	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.8%
Plains GP Holdings, L.P. - Class A	7.9%
Cheniere Energy, Inc.	7.2%
ONEOK, Inc.	7.1%
Targa Resources Corporation	5.4%
Williams Companies, Inc. (The)	4.8%
Enterprise Products Partners, L.P.	4.7%
Hess Midstream, L.P. - Class A	4.5%
MPLX, L.P.	4.5%
Kinetik Holdings, Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	https://westwoodgroup.com/product/energy-infrastructure-fund/
C000237962
Shareholder Report [Line Items]
Fund Name	Westwood Salient MLP & Energy Infrastructure Fund
Class Name	Institutional Shares
Trading Symbol	SMLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55	1.11%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Salient MLP and Energy Infrastructure Fund (SMLPX) returned 18.93% for the trailing six-month period ending June 30, 2024. The Fund slightly outperformed its benchmark, the Alerian Midstream Energy Select Index, by 2 bps for the period and was mainly driven by stock selection within the Gathering & Processing, Crude & Refined Products and Natural Gas Pipelines sub-sectors. In addition, the Fund’s overweight position in Gathering & Processing was a positive contributor to performance as the sub-sector was the best performer within the index, returning over 30% for the period.

The Fund’s overweight positions to the underperforming Liquefied Natural Gas and Renewables sub-sectors were the main detractors to relative performance for the period. Furthermore, some of the Fund’s Renewable holdings produced negative absolute returns for the period as the sub-sector continued to struggle in the higher interest rate environment. While we’re disappointed by the performance of the holdings in the sub-sector, we continue to believe that the secular opportunities in renewable energy will remain robust in the years ahead.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	28.67%	10.00%	0.08%
S&P 500® Index	24.56%	15.05%	12.86%
Alerian MLP Index Trust	35.79%	12.17%	2.03%
Alerian Midstream Energy Select Index	29.73%	12.06%	4.45%

Material Change Date	Jun. 30, 2024
AssetsNet	$ 1,040,569,480	$ 1,040,569,480
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount	$ 4,195,605
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,040,569,480 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$4,195,605 Portfolio Turnover39%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.6%
Master Limited Partnerships	24.4%
MLP Related Companies	70.9%
Money Market Funds	0.1%
Special Purpose Acquisition Companies	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.8%
Plains GP Holdings, L.P. - Class A	7.9%
Cheniere Energy, Inc.	7.2%
ONEOK, Inc.	7.1%
Targa Resources Corporation	5.4%
Williams Companies, Inc. (The)	4.8%
Enterprise Products Partners, L.P.	4.7%
Hess Midstream, L.P. - Class A	4.5%
MPLX, L.P.	4.5%
Kinetik Holdings, Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	https://westwoodgroup.com/product/energy-infrastructure-fund/
C000004197
Shareholder Report [Line Items]
Fund Name	Westwood Salient MLP & Energy Infrastructure Fund
Class Name	Ultra Shares
Trading Symbol	SMRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Salient MLP and Energy Infrastructure Fund (SMRPX) returned 18.83% for the trailing six-month period ending June 30, 2024. The Fund slightly underperformed its benchmark, the Alerian Midstream Energy Select Index, by 8 bps for the period and was mainly driven by stock selection within the Gathering & Processing, Crude & Refined Products and Natural Gas Pipelines sub-sectors. In addition, the Fund’s overweight position in Gathering & Processing was a positive contributor to performance as the sub-sector was the best performer within the index, returning over 30% for the period.

The Fund’s overweight positions to the underperforming Liquefied Natural Gas and Renewables sub-sectors were the main detractors to relative performance for the period. Furthermore, some of the Fund’s Renewable holdings produced negative absolute returns for the period as the sub-sector continued to struggle in the higher interest rate environment. While we’re disappointed by the performance of the holdings in the sub-sector, we continue to believe that the secular opportunities in renewable energy will remain robust in the years ahead.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call (877) 386-3944 or visit https://westwoodgroup.com/product/energy-infrastructure-fund/ for current month-end performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (January 4, 2016)
Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	28.60%	10.08%	8.86%
S&P 500® Index	24.56%	15.05%	14.53%
Alerian MLP Index Trust	35.79%	12.17%	8.38%
Alerian Midstream Energy Select Index	29.73%	12.06%	11.71%

Performance Inception Date		Jan. 04, 2016
Material Change Date	Jun. 30, 2024
AssetsNet	$ 1,040,569,480	$ 1,040,569,480
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount	$ 4,195,605
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,040,569,480 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$4,195,605 Portfolio Turnover39%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.6%
Master Limited Partnerships	24.4%
MLP Related Companies	70.9%
Money Market Funds	0.1%
Special Purpose Acquisition Companies	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.8%
Plains GP Holdings, L.P. - Class A	7.9%
Cheniere Energy, Inc.	7.2%
ONEOK, Inc.	7.1%
Targa Resources Corporation	5.4%
Williams Companies, Inc. (The)	4.8%
Enterprise Products Partners, L.P.	4.7%
Hess Midstream, L.P. - Class A	4.5%
MPLX, L.P.	4.5%
Kinetik Holdings, Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	https://westwoodgroup.com/product/energy-infrastructure-fund/